UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1528

Bruce Fund, Inc.
           (Exact name of registrant as specified in charter)

Bruce Fund, Inc.	20 N. Wacker Drive, Suite 2414	Chicago, IL	60606
	(Address of principal executive offices)		(Zip code)

William J Murphy.

Unified Fund Services, Inc.

2960 N. Meridian Street, Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	6/30

Date of reporting period:	03/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BRUCE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

COMMON STOCKS - (39.41%)
No. of Shares		Issue	Cost	Market Value
	Automotive/Transportation (4.43%)
160,500	(a)	AMERCO	$ 8,487,142	$ 9,162,945
53,300	(a)	Amerigon, Inc.	374,699	788,840
124,291		Noble International, Ltd.	1,737,641	776,819
24	(a)	UAL Corp.	963	517
			10,600,445	10,729,121

	Biological Products (0.06%)
93,800	(a)	Vion Pharmaceuticals, Inc.	534,904	146,328

	Business Services (1.40%)
32,684		American Ecology Corp.	688,985	827,886
210,000	(a)	Internet Capital Group, Inc.	1,518,587	2,198,700
309,700	(a)	OpenTV Corp. - Class A	864,721	365,446
706,000	(a)	Sequiam Corp.	308,091	6,354
			3,380,384	3,398,386

	Chemicals (2.01%)
357,300	(a)	Omega Protein Corp.	2,869,009	4,877,145

	Consumer Products (1.49%)
1,681,706	(a)	Alanco Technologies, Inc.	3,641,225	1,463,084
395,400	(a)	American Italian Pasta Co. - Class A	1,602,157	2,154,930
			5,243,382	3,618,014

	Electric Services (0.61%)
79,849	(a)	Calpine Corp.	1,422,805	1,470,819

	Energy/Energy Services (10.22%)
224,660	(a)	Arena Resources, Inc.	1,239,120	8,696,589
256,500	(a)	ATP Oil & Gas Corp.	10,646,870	8,392,680
193,824	(a)	Double Eagle Petroleum Co.	3,921,957	3,293,070
175,000	(a)	Hercules Offshore, Inc.	4,998,540	4,396,000
			20,806,487	24,778,339

	Guilded Missiles & Space Vehicles & Parts (0.32%)
1,370,073	(a)	SPACEHAB, Inc.	5,557,768	780,942

	Health Services (4.89%)
599,647	(a)	America Service Group, Inc.	6,972,565	3,633,861
608,229	(a)	EDAP TMS S.A. (ADR)	5,106,685	2,147,048
182,300	(a)	Health Grades, Inc.	156,028	962,544
3,821,348	(a)	NexMed, Inc.	4,480,611	5,120,606
			16,715,889	11,864,059

	Manufacturing (2.33%)
1,731,500	AirBoss of America Corp. (Canadian)		5,706,705	5,653,174

	Mineral Exploration (4.84%)
5,825,100	(a)	Admiral Bay Resources, Inc.	4,153,315	1,872,749
42,223	(a)	Edge Petroleum Corp.	820,207	170,159
280,000	(a)	Kinross Gold Corp.	2,749,745	6,190,800
199,270	(a)	Solitario Resources Corp. (Canadian)	347,555	1,034,211
199,864	(a)	TXCO Resources, Inc.	2,432,694	2,474,316
			10,503,516	11,742,235

	Pharmaceutical/Drug Delivery (3.28%)
140,000	(a)	Elan Corp., plc (ADR)	927,058	2,920,400
50,000		Merck & Co., Inc.	2,130,679	1,897,500
150,000		Pfizer, Inc.	3,890,680	3,139,500
			6,948,417	7,957,400

BRUCE FUND, INC.

SCHEDULE OF INVESTMENTS - continued

March 31, 2008

(Unaudited)

COMMON STOCKS - (39.41%) - continued
No. of Shares		Issue	Cost	Market Value
	Property-Casualty Insurance (2.46%)
1,057,511	(a)	GAINSCO, Inc.	$ 5,685,630	$ 2,982,181
60,000		RLI Corp.	2,767,668	2,974,200
			8,453,298	5,956,381

	Telecommunications (1.07%)
632,679	(a)	iBasis, Inc.	1,262,819	2,593,984

		Total Common Stocks	100,005,828	95,566,327

CONVERTIBLE PREFERRED STOCK (1.62%)
	Power Producers (1.62%)
10,000		AES Trust III 6.75%	331,030	466,250
129,900		Edge Petroleum Corp., 5.750%	6,340,212	3,461,835
		Total Convertible Preferred Stocks	6,671,242	3,928,085

BONDS (49.09%)
Principal		Issue
	U.S. Government (14.33%)
$34,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2028	12,021,001	13,542,438
40,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2029	14,587,919	15,260,240
20,000,000		U.S. Treasury "Strips", 0.00% due 2-15-2036	5,597,648	5,929,400
			32,206,568	34,732,078

	Municipal (0.04%)
1,000,000	(a)	Indianapolis Airport Authority 6.50% due 11-15-2031	166,972	90,000

	Corporate (0.57%)
2,300,000		Charter Communications LLC 9.92% due 4-1-2011	1,850,451	1,394,375

	Corporate Convertibles (34.15%)
9,179,000		Antigenics, Inc. 5.25% due 2-1-2025	5,712,655	4,669,816
2,000,000		Atherogenics, Inc. 1.50% due 2-1-2012	1,708,975	290,000
9,013,000		Atherogenics, Inc. 4.50% due 3-1-2011	7,145,086	1,442,080
4,389,000	(c)	C&D Technologies, Inc. 5.25% due 11-1-2025	3,912,147	4,180,522
2,250,000		C&D Technologies, Inc. 5.25% due 11-1-2025	2,177,018	2,143,125
7,300,000		Cell Genesys, Inc. 3.125% due 11-1-2011	6,148,402	4,909,250
5,500,000		Cell Therapeutics, Inc. 4.00% due 7-1-2010	4,102,945	2,667,500
1,000,000		Cell Therapeutics, Inc. 5.75% due 6-15-2008	924,677	855,000
5,250,000	(c)	Cell Therapeutics, Inc. 5.75% due 12-15-2011	4,687,730	3,412,500
1,000,000	(c)	Cell Therapeutics, Inc. 6.75% due 10-31-2010	1,000,000	655,000
1,800,000	(c)	Ciphergen Biosystems, Inc. 7.00% due 9-1-2011	1,500,646	1,260,000
5,000,000		CV Therapeutics , Inc. 2.75% due 5-16-2012	4,901,928	3,762,500
9,140,000		deCODE genetics, Inc. 3.50% due 4-15-2011	7,494,791	4,101,575
1,990,000		Durect Corp. 6.25% due 6-15-2008	2,194,163	3,368,075
2,000,000	(c)	Edap TMS S.A. 9.00% due 10-30-2012	2,000,000	1,800,000
5,000,000		Encysive Pharmaceuticals 2.50% due 3-15-2012	3,996,899	4,831,250
6,600,000		Endeavor International Corp. 6.00% due 1-15-2012	6,168,051	5,511,000
3,500,000		Epix Pharmaceuticals, Inc. 3.00% due 6-15-2024	2,501,773	2,292,500
3,000,000		Human Genome Sciences, Inc., 2.250% due 10-15-2011	2,728,006	2,332,500
2,150,000		Incyte Corp. 3.50% due 2/15/2011	1,873,013	2,297,813
2,000,000		Indevus Pharmaceuticals, Inc. 6.25% due 7-15-2009	1,857,130	1,995,000
3,000,000	(c)	Isis Pharmaceuticals, Inc. 2.625% due 2-15-2012	2,753,694	3,675,000
3,060,000		Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	3,109,847	3,748,500
2,466,638	(b)	Kellstrom Industries, Inc. 5.50% due 6/15/2003	143,750	24,666
1,000,000	(b)	Kellstrom Industries, Inc. 5.75% due 10-15-2002	53,750	10,000
2,700,000		Midway Games, Inc. 6.00% due 9-30-2025	2,527,342	2,234,250
9,019,000		Oscient Pharmaceuticals 3.50% due 4-15-2011	7,195,934	2,931,175
5,150,000		Terremark Worldwide Inc. 9.00% due 6-15-2009	4,781,037	5,027,687
4,000,000		Viropharma, Inc. 2.00% due 3/15/2017	3,138,044	2,935,000
7,000,000	(c)	Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	6,648,722	3,412,500
		Total Corporate Convertibles	105,088,155	82,775,784

		Total Bonds	139,312,146	118,992,237

BRUCE FUND, INC.

SCHEDULE OF INVESTMENTS - continued

March 31, 2008

(Unaudited)

WARRANTS (0.03%)
No. of Shares	Issue	Cost	Market Value
168,000	Edap Inc., expires 10-30-2013	$ -	$ 42,000
468,000	Vion Pharmaceuticals, Inc., expires 2-20-2010	-	23,400
	Total Warrants	-	65,400

RIGHTS (0.01%)

200,000	Calpine Corp. Ecrow Retirement Rights	-	20,000
	Total Warrants	-	20,000

MONEY MARKET (9.41%)

22,807,310 (d)	Fidelity Prime Fund Capital Resources, 2.47%	22,807,310	22,807,310
	Total Money Market	22,807,310	22,807,310

	Total Investments (99.57%)	$ 268,796,526	$ 241,379,359

	Cash and other assets less liabilities (0.43%)		1,037,916

	TOTAL NET ASSETS (100.00%)		$ 242,417,275

(a) Non-cash income producing security.
(b) In default.
(c) Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
(d) Variable rate securities; the money market rate shown represents the rate at March 31, 2008.

Tax Related
Gross unrealized appreciation			$ 28,514,280
Gross unrealized depreciation			(55,931,447)
Net unrealized depreciation			$ (27,417,167)

Aggregate cost of securities for income tax purposes			$ 268,796,526

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of May 28, 2008 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Bruce Fund, Inc._______________

By

___ _/s/ Robert B. Bruce__________________

Robert B. Bruce, President

Date___5/28/08______________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert B. Bruce_
Robert B. Bruce, President

Date	5/28/08

By	/s/ R. Jeffery Bruce ________

R. Jeffery Bruce, Principal Accounting Officer

Date	5/28/08

.